Mortgage-Backed Securities - By Maturity (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Mortgage Backed Securities By Maturity [Abstract]
Less than one year	$ 0	$ 102,000
Greater than one year and less than five years	168,000	263,000
Greater than five years and less than ten years	11,252,000	8,507,000
Greater than or equal to ten years	114,319,000	82,270,000
Total mortgage-backed securities	$ 125,738,976	$ 91,142,253